UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         April 12, 2010
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   85
Form 13F Information Table Value Total:   205547

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
America Funds Capital Income B MF                              302 6281.9590SH       SOLE                6281.9590
Selected Amer Shares Inc       MF                              252 6475.9370SH       SOLE                6475.9370
Rights Volkswagen                               D9452L251       13    17180 SH       SOLE                    17180
3M Co.                         COM              88579Y101     1424    17038 SH       SOLE                    17038
AT&T Inc                       COM              00206R102      275    10625 SH       SOLE                    10625
Abbott Labs                    COM              002824100      202     3828 SH       SOLE                     3828
Acer Inc. London GDR           COM              004434205      255    17270 SH       SOLE                    17270
Acergy                         COM              00443E104     2630   143270 SH       SOLE                   143270
Aflac Inc.                     COM              001055102     4772    87896 SH       SOLE                    87896
Amgen Inc Com                  COM              031162100      271     4530 SH       SOLE                     4530
Analog Devices Inc             COM              032654105      235     8150 SH       SOLE                     8150
Apple Computer Inc.            COM              037833100     5773    24565 SH       SOLE                    24565
Automatic Data Processing      COM              053015103     1665    37450 SH       SOLE                    37450
BG Group PLC                   COM              G1245Z108      497    28710 SH       SOLE                    28710
BHP Billiton                   COM              088606108      219     2730 SH       SOLE                     2730
BP PLC          SPON ADR       COM              055622104     1374    24076 SH       SOLE                    24076
Banco Santander ADR            COM              05964h105     4166   313976 SH       SOLE                   313976
Banco Santander Brasil ADR     COM              05967a107     1675   134760 SH       SOLE                   134760
Bemis Co. Inc.                 COM              081437105     2367    82420 SH       SOLE                    82420
Berkshire Hathaway -B          COM              084670702      425     5229 SH       SOLE                     5229
Cameron Intl.                  COM              13342B105     2447    57090 SH       SOLE                    57090
Celgene Corp                   COM              151020104     3162    51035 SH       SOLE                    51035
Chevron Corp                   COM              166764100      809    10666 SH       SOLE                    10666
China Railway Construction Com COM              y1508p110       16    13000 SH       SOLE                    13000
Cisco Systems Inc.             COM              17275R102     3822   146829 SH       SOLE                   146829
Clorox Company                 COM              189054109     3133    48840 SH       SOLE                    48840
Coca Cola Co Com               COM              191216100      227     4122 SH       SOLE                     4122
Colgate-Palmolive Co           COM              194162103     7556    88620 SH       SOLE                    88620
Darden Restaurants Inc         COM              237194105     3757    84355 SH       SOLE                    84355
Disco Corp                     COM              J12327102     1845    29975 SH       SOLE                    29975
Du Pont IE De Nours            COM              263534109      686    18434 SH       SOLE                    18434
Ebay Inc Com                   COM              278642103     5814   215615 SH       SOLE                   215615
Emerson Elec Co Com            COM              291011104     4306    85540 SH       SOLE                    85540
Enterprise Prod Partners       COM              293792107     2111    61038 SH       SOLE                    61038
Everest RE Group LTD           COM              g3223r108     2235    27620 SH       SOLE                    27620
Exxon Mobil                    COM              30231g102     1636    24429 SH       SOLE                    24429
Fanuc Ltd                      COM              J13440102     4390    41350 SH       SOLE                    41350
First Solar Inc.               COM              336433107     2369    19315 SH       SOLE                    19315
Franklin Resources Inc         COM              354613101     1846    16645 SH       SOLE                    16645
Gafisa SA ADR                  COM              362607301     2282   166110 SH       SOLE                   166110
General Mills Inc.             COM              370334104      545     7700 SH       SOLE                     7700
Google Inc                     COM              38259p508     8858    15620 SH       SOLE                    15620
Grainger WW Inc.               COM              384802104      504     4664 SH       SOLE                     4664
Greif Inc Cl A                 COM              397624107     2322    42280 SH       SOLE                    42280
Hansen Transmission London     COM              b4812v109      557   405555 SH       SOLE                   405555
Honda Motor Co                 COM              438128308     1642    46540 SH       SOLE                    46540
Hubbell Inc Class B            COM              443510201     4039    80085 SH       SOLE                    80085
Intl Business Machines         COM              459200101    13597   106021 SH       SOLE                   106021
JP Morgan Chase & Co.          COM              46625H100     3644    81433 SH       SOLE                    81433
Johnson & Johnson              COM              478160104     4540    69626 SH       SOLE                    69626
Kellogg Company                COM              487836108     2631    49245 SH       SOLE                    49245
Lonmin PLC    F                COM              g56350112     2145    69390 SH       SOLE                    69390
McDonald's Corp                COM              580135101      413     6189 SH       SOLE                     6189
Medtronic Inc.                 COM              585055106     5435   120696 SH       SOLE                   120696
MercadoLibre Inc.              COM              58733r102     2557    53040 SH       SOLE                    53040
Merck & Co                     COM              589331107      278     7456 SH       SOLE                     7456
Millipore Corp    F            COM              601073109      267     2529 SH       SOLE                     2529
Novo Nordisk Denmark           COM              k7314nl52     3615    46500 SH       SOLE                    46500
Novo-Nordisk A S Adr  F        COM              670100205      453     5875 SH       SOLE                     5875
Novozymes A/S Ser B            COM              k7317j117     2284    20600 SH       SOLE                    20600
Oracle Group                   COM              68389X105    10411   404929 SH       SOLE                   404929
Partnerre LTD                  COM              g6852t105     2462    30880 SH       SOLE                    30880
Pepsico Inc.                   COM              713448108      488     7375 SH       SOLE                     7375
Perusahann Perseroan Telekom   COM              715684106     2413    67480 SH       SOLE                    67480
Pfizer Inc.                    COM              717081103      349    20321 SH       SOLE                    20321
Praxair Inc                    COM              74005P104     6258    75395 SH       SOLE                    75395
Proctor & Gamble               COM              742718109     1276    20161 SH       SOLE                    20161
Sigma Aldrich Corp             COM              826552101      392     7297 SH       SOLE                     7297
Sinopharm Group Hong Kong      COM                            2466   548700 SH       SOLE                   548700
State Street Corp              COM              857477103     3781    83767 SH       SOLE                    83767
Stryker Corp                   COM              863667101     2716    47470 SH       SOLE                    47470
Sysco Corp Com                 COM              871829107      359    12154 SH       SOLE                    12154
Teck Resources LTD             COM              878742204     4264    97890 SH       SOLE                    97890
Tenaris SA                     COM              88031M109     4451   103665 SH       SOLE                   103665
Teva Pharmaceuticals           COM              881624209      304     4820 SH       SOLE                     4820
Tiffany & Co.                  COM              886547108      356     7500 SH       SOLE                     7500
Truworths International Ltd    COM              x8793h130     2439   342535 SH       SOLE                   342535
Unilever NV   F                COM              904784709     6520   216185 SH       SOLE                   216185
Varian Med Sys Inc             COM                             210     3800 SH       SOLE                     3800
Vesta Wind Systems A/S Ord     COM              k9773j128     1601    29415 SH       SOLE                    29415
Volkswagen AG Preferred - Germ COM              d94523103     2600    28300 SH       SOLE                    28300
Wainwright Bank & Trust        COM              930705108      131    13441 SH       SOLE                    13441
Wolverine Worldwide            COM              978097103     2803    96125 SH       SOLE                    96125
Xinyi Glass Hong Kong          COM              g9828g108     2044  2239000 SH       SOLE                  2239000
Xto Energy Inc                 COM              98385x106      886    18775 SH       SOLE                    18775